Financial Instruments	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Financial Instruments	Financial Instruments
The Group’s financial instruments consist of financial liabilities, including preferred shares, convertible notes, warrants and loans payable, as well as financial assets. Many of these financial instruments are presented at fair value with fair value changes recorded through profit and loss.
Fair Value Process
For financial instruments measured at fair value under IFRS 9, the change in the fair value is reflected through profit and loss. Using the guidance in IFRS 13, the total business enterprise value and allocable equity of each entity being valued was determined using a market backsolve approach through a recent arm’s length financing round (or a future probable arm's length transaction), market PWERM approach, discounted cash flow income approach, or hybrid approaches. The approaches, in order of strongest fair value evidence, are detailed as follows:

Valuation Method	Description
Market – Backsolve	The market backsolve approach benchmarks the original issue price (OIP) of the company’s latest funding transaction as current value.
Market/Asset – PWERM	Under a PWERM, the company value is based upon the probability-weighted present value of expected future investment returns, considering each of the possible future outcomes available to the enterprise. An asset approach may be included as an expected future outcome within the PWERM method. Possible future outcomes can include IPO scenarios, potential SPAC transactions, merger and acquisition transactions as well as other similar exit transactions of the investee.
Income Based – DCF	The income approach is used to estimate fair value based on the income streams, such as cash flows or earnings, that an asset or business can be expected to generate.
As of December 31, 2022 and 2021, at each measurement date, the fair value of preferred shares and warrant liabilities, including embedded conversion rights that are not bifurcated, as well as investments held at fair value (that are not publicly traded), were determined using the following allocation methods: option pricing model (“OPM”), Probability-Weighted Expected Return Method ("PWERM"), or Hybrid allocation framework. The methods are detailed as follows:

Allocation Method	Description
OPM	The OPM model treats preferred stock as call options on the enterprise’s equity value, with exercise prices based on the liquidation preferences of the preferred stock.
PWERM	Under a PWERM, share value is based upon the probability-weighted present value of expected future investment returns, considering each of the possible future outcomes available to the enterprise, as well as the rights of each share class.
Hybrid	The hybrid method (“HM”) is a combination of the PWERM and OPM. Under the hybrid method, multiple liquidity scenarios are weighted based on the probability of the scenarios occurrence, similar to the PWERM, while also utilizing the OPM to estimate the allocation of value in one or more of the scenarios.
Valuation policies and procedures are regularly monitored by the Company’s finance group. Fair value measurements, including those categorized within Level 3, are prepared and reviewed on their issuance date and then on an annual basis for reasonableness and compliance with the fair value measurements guidance under IFRS. The Group measures fair values using the following fair value hierarchy that reflects the significance of the inputs used in making the measurements:

Fair Value Hierarchy Level	Description
Level 1	Inputs that are quoted market prices (unadjusted) in active markets for identical instruments.
Level 2	Inputs other than quoted prices included within Level 1 that are observable either directly (i.e. as prices) or indirectly (i.e. derived from prices).
Level 3	Inputs that are unobservable. This category includes all instruments for which the valuation technique includes inputs not based on observable data and the unobservable inputs have a significant effect on the instrument’s valuation.
Whilst the Group considers the methodologies and assumptions adopted in fair value measurements as supportable, reasonable and robust, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investment existed.
Subsidiary Preferred Shares Liability and Subsidiary Convertible Notes
The following table summarizes the changes in the Group’s subsidiary preferred shares and convertible note liabilities measured at fair value, which were categorized as Level 3 in the fair value hierarchy:

	Subsidiary Preferred Shares $000s	Subsidiary Convertible Notes $000s
Balance at January 1, 2020	100,989	—
Value at issuance	13,750	25,000
Change in fair value	4,233	—
Balance at December 31, 2020 and January 1, 2021	118,972	25,000
Value at issuance	37,610	2,215
Conversion to subsidiary preferred shares	25,797	(25,797)
Accrued interest - contractual	—	867
Change in fair value	(8,362)	175
Balance at December 31, 2021 and January 1, 2022	174,017	2,461
Value at issuance	—	393
Accrued interest – contractual	—	48
Change in fair value	(130,825)	502
Deconsolidation - Sonde	(15,853)	(3,403)
Balance at December 31, 2022	27,339	—
The change in fair value of preferred shares and convertible notes are recorded in Finance income/(costs) – fair value accounting in the Consolidated Statements of Comprehensive Income/(Loss).
The table below sets out information about the significant unobservable inputs used at December 31, 2022, in the fair value measurement of the Group’s material subsidiary preferred shares liabilities categorized as Level 3 in the fair value hierarchy:

Fair Value at December 31, 2022	Valuation Technique	Unobservable Inputs	Weighted Average	Sensitivity to Decrease in Input
26,820	PWERM based on pro forma backsolve approach that leverages a Monte Carlo simulation	Estimated Time to Exit	2.14	Fair value decrease
		Equity Discount Rate	30%	Fair value increase
		Debt Discount Rate	15%	Fair value decrease
		Volatility	95%	Fair value decrease
Subsidiary Preferred Shares Sensitivity
The following summarizes the sensitivity from the assumptions made by the Company with respect to the significant unobservable inputs which are categorized as Level 3 in the fair value hierarchy and used in the fair value measurement of the Group’s subsidiary preferred shares liabilities (Please refer to Note 15):

Input	Subsidiary Preferred Share Liability
As of December 31, 2022	Sensitivity Range	Financial Liability Increase/(Decrease) $000s
Time to Liquidity	- 6 Months	(1,322)
	+ 6 Months	856
Volatility	(10)%	(1,133)
	+10%	1,200
Discount Rate	(5)%	(2,035)
	+5%	1,922
Financial Assets Held at Fair Value
Karuna, Vor and Akili Valuation
Karuna (Nasdaq: KRTX), Vor (Nasdaq: VOR), Akili (Nasdaq: AKLI) and additional immaterial investments are listed entities on an active exchange and as such the fair value as of December 31, 2022, was calculated utilizing the quoted common share price. Please refer to Note 5 for further details.
Akili, Gelesis and Sonde
In accordance with IFRS 9, the Company accounted for its preferred share investments in Akili (until the exchange of such shares to common stock traded on Nasdaq) and Gelesis (until the exchange of such shares to common stock) and accounts for its investment in Sonde (investment in Preferred A-2 and B shares, subsequent to the date of deconsolidation) as financial assets held at fair value through the profit and loss. In addition, the Company accounts for its investment in Gelesis Earn-out shares and Akili Earn-out shares (see Note 5) as investments held at fair value. All the valuations of the aforementioned investments are categorized as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs to value such assets. During the year ended December 31, 2022, the Company recorded such investments at fair value and recognized the change in fair value of the investments as a loss of $30.0 million that was recorded to the Consolidated Statements of Comprehensive Income/(Loss) in the line item Gain/(loss) on investments held at fair value.
The following table summarizes the changes in all the Group’s investments held at fair value, which were categorized as Level 3 in the fair value hierarchy:

$'000s
Balance at January 1, 2020	154,445
Cash purchase of Gelesis preferred shares (please refer to Note 6)	10,000
Cash purchase of Vor preferred shares	1,150
Gain/(Loss) on changes in fair value	41,297
Balance at December 31, 2020 and January 1, 2021	206,892
Cash purchase of Vor preferred shares	500
Reclassification of Vor from level 3 to level 1	(33,365)
Gain/(Loss) on changes in fair value	65,505
Balance at January 1, 2022 before allocation of associate loss to long-term interest	239,533
Deconsolidation of Sonde	11,168
Gelesis – New Investment – Earn out Shares	14,214
Exchange of Gelesis preferred shares to Gelesis common shares	(92,303)
Reclassification of Akili to level 1 investment	(128,764)
Change in fair value	(31,253)
Balance as of December 31, 2022	12,593
The change in fair value of investments held at fair value are recorded in Gain/(loss) on investments held at fair value in the Consolidated Statements of Comprehensive Income/(Loss).
The table below sets out information about the significant unobservable inputs used at December 31, 2022, in the fair value measurement of the Group’s material preferred share investments held at fair value categorized as Level 3 in the fair value hierarchy:

Fair Value at December 31, 2022	Valuation Technique	Unobservable Inputs	Weighted Average	Sensitivity to Decrease in Input
11,403	Market Backsolve & OPM	Estimated time to exit	2.00	Fair value decrease
		Volatility	55%	Fair value decrease
As the material investments held at fair value categorized as level 3 in the fair value hierarchy are based on a market backsolve approach using a recent arm's length transaction the change in unobservable inputs in reasonably possible scenarios has an immaterial impact on the financial statements.
Warrants
Warrants issued by subsidiaries within the Group are classified as liabilities, as they will be settled in a variable number of preferred shares. The following table summarizes the changes in the Group’s subsidiary warrant liabilities, which were categorized as Level 3 in the fair value hierarchy:

Subsidiary Warrant Liability $000s
Balance at January 1, 2020	7,997
Warrant Issuance	92
Change in fair value - finance costs (income)	117
Balance at December 31, 2020 and January 1, 2021	8,206
Change in fair value - finance costs (income)	(1,419)
Balance at December 31, 2021 and January 1, 2022	6,787
Change in fair value - finance costs (income)	(6,740)
Balance at December 31, 2022	47
The change in fair value of warrants are recorded in Finance income/(costs) – fair value accounting in the Consolidated Statements of Comprehensive Income/(Loss).
In connection with various amendments to its 2010 Loan and Security Agreement, Follica issued Series A-1 preferred share warrants at various dates in 2013 and 2014. In 2017, in conjunction with the issuance of convertible notes, the exercise price of the warrants was adjusted to $0.07 per share.
In connection with the September 2, 2021 Oxford Finance LLC loan issuance, Vedanta also issued Oxford Finance LLC 12,886 Series C-2 preferred share warrants with an exercise price of $23.28 per share, expiring September 2030.
The fair value of the warrant liabilities was immaterial as of December 31, 2022 due to the decline in the fair value of the underlying preferred shares in the Follica warrant. See also Note 15 for the fair value of Follica preferred share liabilities.
Short-term Note from Associate
On December 7, 2021, Gelesis issued PureTech a $15.0 million note to be repaid the earlier of three business days after the closing of the business combination of Gelesis with Capstar Special Acquisition Corp ("Capstar"), or 30 days following the termination of such business combination. In the event of the business combination termination, the Company, who represented the majority of the note holders, could have elected to convert the note at the next equity financing at a discount of 25% from the financing price. The note bore interest at a rate of 10% per annum.
The note was repaid by Gelesis in January 2022 due to the closing of the business combination between Gelesis and Capstar on January 13, 2022.
Note from Associate
On July 27, 2022, PureTech, as a lender, entered into an unsecured Short Term Promissory Note ("Note") with Gelesis (GLS), as a borrower, in the amount of $15.0 million. The Note bears an annual interest rate of 15% per annum and accrues until the note is repaid. The term of the Note is the earlier of December 31, 2023 or five business days following the consummation of a qualified financing by Gelesis.
In case of default, PureTech will be issued a warrant which shall entitle PureTech to purchase at an exercise price per share of $0.01 a number of shares of Gelesis common Stock equal to (i) (A) 0.2 multiplied by (B) the amount of outstanding principal and accrued interest under the Note as of the date of conversion described below, divided by (ii) the volume weighted average price of each share of Common Stock, as reported by the New York Stock Exchange, for the last five (5) trading days ("the “Common Stock VWAP”) occurring immediately prior to the date of exercise. In addition, PureTech will have the option to convert the amount of outstanding principal and accrued interest under the Note into a number of shares of Gelesis Common Stock (the “Conversion Securities”) equal to (i) the amount of outstanding principal and accrued interest under the Note as of the date of such conversion, divided by (ii) the lesser of the price per share of (A) the Gelesis common Stock, as reported by the New York Stock Exchange, as of 4:00 P.M. Eastern Time on the date of the conversion notice or (B) the Common Stock VWAP as of the day prior to the date of the conversion notice.
Based on the terms of the note, the note is required to be measured at fair value with changes in fair value recorded through profit and loss. The fair value of the note as of December 31, 2022 was $16.5 million. During the year ended December 31, 2022 the Group recorded $963 thousand of interest income and a gain of $539 thousand for the change in the fair value of the note. The change in the fair value of the note was recorded in the line item Other Income/(expense) in the Consolidated Statements of Comprehensive Income/(Loss).
The note was valued using a discounted cash flow approach of the probability weighted future returns on the note, using a discount rate of 28.9%. Increasing or decreasing the discount rate by 5.0% will decrease or increase the value, respectively, by approximately $0.4 million. Also, increasing the estimated term to a qualified financing by 6 months (estimated as 3 months from December 31, 2022) will decrease the fair value by approximately $0.9 million.
Subsequent to balance sheet date, on April 10, 2023, the NYSE commenced proceedings to delist the common stock of Gelesis from the NYSE due to Gelesis ceasing to meet certain conditions to trade on such stock exchange. Trading in Gelesis’s common stock was suspended immediately, and it was subsequently delisted from the NYSE. The common stock of Gelesis is currently available for trading in the over-the-counter (“OTC”) market under the symbol GLSH. See Note 26 for additional details, including information related to an additional note issued by Gelesis to the Group after balance sheet date.
Fair Value Measurement and Classification
The fair value of financial instruments by category at December 31, 2022 and 2021:

	2022
	Carrying Amount		Fair Value
	Financial Assets $000s	Financial Liabilities $000s	Level 1 $000s	Level 2 $000s	Level 3 $000s	Total $000s
Financial assets:
Money Markets[1,2]	95,249	—	95,249	—	—	95,249
Short-term investments[1]	200,229	—	200,229	—	—	200,229
Note from associate	16,501	—	—	—	16,501	16,501
Investments held at fair value	251,892	—	239,299	—	12,593	251,892
Trade and other receivables[3]	11,867	—	—	11,867	—	11,867
Total financial assets	575,738	—	534,777	11,867	29,094	575,738
Financial liabilities:
Subsidiary warrant liability	—	47	—	—	47	47
Subsidiary preferred shares	—	27,339	—	—	27,339	27,339
Subsidiary notes payable	—	2,345	—	2,097	248	2,345
Share based liability awards	—	5,932	4,396	—	1,537	5,932
Total financial liabilities	—	35,664	4,396	2,097	29,171	35,664
1    Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment grade.
2    Included within Cash and cash equivalents
3    Outstanding receivables are owed primarily by government agencies and large corporations, virtually all of which are investment grade.

As of balance sheet date the long term loan book value (see Note 20) approximated its fair value due to its variable rate.

	2021
	Carrying Amount		Fair Value
	Financial Assets $000s	Financial Liabilities $000s	Level 1 $000s	Level 2 $000s	Level 3 $000s	Total $000s
Financial assets:
Money Markets[1]	432,649	—	432,649	—	—	432,649
Short-term note from associate	15,120	—	—	—	15,120	15,120
Investments held at fair value[2]	493,888	—	254,355	—	239,533	493,888
Trade and other receivables[3]	3,174	—	—	3,174	—	3,174
Total financial assets	944,832	—	687,005	3,174	254,653	944,832
Financial liabilities:
Subsidiary warrant liability	—	6,787	—	—	6,787	6,787
Subsidiary preferred shares	—	174,017	—	—	174,017	174,017
Subsidiary notes payable	—	4,641	—	1,945	2,696	4,641
Share based liability awards	—	7,362	6,081	—	1,281	7,362
Total financial liabilities	—	192,808	6,081	1,945	184,781	192,808
1    Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment grade. Included within Cash and cash equivalents
2    Balance prior to share of associate loss allocated to long-term interest (please refer to Note 5).
3    Outstanding receivables are owed primarily by government agencies, virtually all of which are investment grade.